RELATED PARTY TRANSACTIONS - Management arrangements (Details) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
RELATED PARTY TRANSACTIONS
Management fees	$ 33.4	$ 27.2	$ 40.5